Loss From Operations - Summary of Loss from Operations is Derived (Detail) - EUR (€)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of The Way In Which Net Income Loss From Operations Is Arrived At [Line Items]
Other administrative costs		€ 40,802,000	€ 18,860,000	€ 11,691,000
Parent [member]
Disclosure In Tabular Form Of The Way In Which Net Income Loss From Operations Is Arrived At [Line Items]
SEC Listing Transaction Charges	€ 1,332,175
Other administrative costs	95,795
Total	€ 1,427,970